Nature of business and organization (Details Narrative) - CNY (¥)	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025
Third Party [Member]
Restructuring Cost and Reserve [Line Items]
Amount transferred	¥ 7,000,000
Third Party One [Member]
Restructuring Cost and Reserve [Line Items]
Amount transferred	¥ 3,000,000
MC Hologram Inc (“MC”) [Member]
Restructuring Cost and Reserve [Line Items]
Name		MC Hologram Inc (“MC”)
Ownership		100% owned by MicroCloud
Background		Registered capital of USD 50,000
Quantum Edge HK Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name		Quantum Edge HK Limited (“Mengyun HK”)
Ownership		100% owned by MC
Background		Registered capital of HK 10,000
Beijing Xihuiyun Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name		Beijing Xihuiyun Technology Co., Ltd. (“Beijing Xihuiyun”)
Ownership		100% owned by Mengyun HK
Background		Registered capital of USD 30,000,000
Shanghai Mengyun Holographic Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name		Shanghai Mengyun Holographic Technology Co., Ltd. (“Shanghai Mengyun”)
Ownership		81.63% owned by Beijing Xihuiyun and 18.37% owned by Mengyun HK
Background		Registered capital of RMB 27,000,000
Shenzhen Mengyun Holographic Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name		Shenzhen Mengyun Holographic Technology Co., Ltd. (“Shenzhen Mengyun”)
Ownership		100% owned by Shanghai Mengyun
Background		Registered capital of RMB 10,000,000
Shenzhen Broad Vision Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name		Shenzhen BroadVision Technology Co., Ltd. (“Shenzhen Bowei”)
Ownership		100% owned by Shenzhen Mengyun
Background		Registered capital of RMB 10,000,000
Mcloudvr Software Network Technology HK Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name		Mcloudvr Software Network Technology HK Co., Limited (“Mcloudvr HK”)
Ownership		100% owned by Shenzhen Mengyun
Background		Registered capital of HKD 100,000
Broadvision Intelligence Hong Kong Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name		Broadvision Intelligence (Hong Kong), Ltd. (“Broadvision HK”)
Ownership		100% owned by Shenzhen Bowei
Background		Registered capital of HKD 10,000
Ocean Cloud Technology Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name		Ocean Cloud Technology Co., Limited. (“Ocean HK”)
Ownership		56% owned by Mcloudvr HK
Background		Registered capital of HKD 10,000
Shenzhen Haiyun Xinsheng Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name		Shenzhen Haiyun Xinsheng Technology Co., Ltd. (“Shenzhen Haiyun”)
Ownership		100% owned by Ocean HK
Background		Registered capital of RMB 300,000
Shenzhen Haiyun Xingchen Technology Co., Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Name		Shenzhen Haiyun Xingchen Technology Co., Ltd. (“Haiyun Xingchen”)
Ownership		100% owned by Shenzhen Haiyun
Background		Registered capital of RMB 300,000
Yichang Ji Yue Technology Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name		Yichang Ji Yue Technology Ltd. (“Yichang Ji Yue”)
Ownership		100% owned by Haiyun Xingchen
Background		Registered capital of RMB 1,000,000
BeiJing Ji Yue Technology Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Name		BeiJing Ji Yue Technology Ltd. (“BeiJing Ji Yue”)
Ownership		100% owned by Yichang Ji Yue
Background		Registered capital of RMB 500,000
Shenzhen Yushian Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name		Shenzhen Yushian Technology Co., Ltd. (“Shenzhen Yushian”)
Ownership		100% owned by Shenzhen Haiyun
Background		Registered capital of RMB 1,000,000
HaiYun Group Investment Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Name		HaiYun Group Investment Ltd. (“HaiYun Group”)
Ownership		100% owned by MC
HaiCloud Technology Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Name		HaiCloud Technology Inc. (“HaiCloud Inc”)
Ownership		65% owned by HaiYun Group
HaiCloud Technology Limited. [Member]
Restructuring Cost and Reserve [Line Items]
Name		HaiCloud Technology Limited. (“HaiCloud Ltd”)
Ownership		100% owned by HaiCloud Inc
Background		Registered capital of HKD 1,000,000
ShenZhen HaiYun Zhichuang Technology Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Name		ShenZhen HaiYun Zhichuang Technology Ltd. (“HaiYun Zhichuang”)
Ownership		100% owned by HaiCloud Ltd
Background		Registered capital of RMB 1,000,000
Shanghai Kuosou Technology Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name		Shanghai Kuosou Technology Ltd. (“Shanghai Kuosou”)
Ownership		100% owned by Haiyun Xingchen
Background		Registered capital of RMB 1,000,000